S-K 1604(c) De-SPAC Dilution	Jun. 30, 2026 USD ($) $ / shares shares
No Redemption [Member]
De Spac Net Tangible Book Value Per Share Line Items
De-Spac Net Tangible Book Value Per Share | $ / shares	$ 10.00	[1]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	(0.46)	[1]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	4.74	[1]
Difference Between The Offering Price And The Adjusted Net Tangible Book Value Per Share | $ / shares	$ 5.26	[1]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ 27,750,267	[1]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 18,421,078	[1]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	3,653,409	[1]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	5,859,731	[1]
No Redemption [Member] | Beginning Net Tangible Book Value [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ (1,670,811)	[1]
No Redemption [Member] | Estimated Transaction Expenses [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	(1,500,000)	[1]
No Redemption [Member] | Potential PIPE Financing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	15,000,000	[1]
No Redemption [Member] | Share Repurchase from Sponsor [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ (2,500,000)	[1]
No Redemption [Member] | Non-Redeemable Ordinary Shares [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	2,000,900	[1]
No Redemption [Member] | Ordinary Shares Subject to Possible Redemption [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	1,652,509	[1]
No Redemption [Member] | Adjustment for Ordinary Shares Issuable Upon Conversion From Public Rights [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	766,667	[1]
No Redemption [Member] | Adjustment for Ordinary Shares Issuable Upon Conversion From Private Placement Rights [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	22,989	[1]
No Redemption [Member] | Adjustment for Ordinary Shares Issuable Upon A Potential PIPE Financing [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	1,500,000	[1]
No Redemption [Member] | Adjustment for Ordinary Shares Issuable Upon Exercise of Cconversion Rights Attached to A Potential PIPE Financing [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	166,666	[1]
No Redemption [Member] | Adjustment for Cancellation of Shares Repurchased from Sponsor [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	(250,000)	[1]
Redemption at 100 Percent of Maximum [Member]
De Spac Net Tangible Book Value Per Share Line Items
De-Spac Net Tangible Book Value Per Share | $ / shares	$ 10.00	[2]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	(0.84)	[2]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	2.22	[2]
Difference Between The Offering Price And The Adjusted Net Tangible Book Value Per Share | $ / shares	$ 7.78	[2]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ 9,329,189	[2]
De-SPAC, Net Tangible Book Value, Adjusted | $		[2]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	2,000,900	[2]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	4,207,222	[2]
Redemption at 100 Percent of Maximum [Member] | Beginning Net Tangible Book Value [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ (1,670,811)	[2]
Redemption at 100 Percent of Maximum [Member] | Estimated Transaction Expenses [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	(1,500,000)	[2]
Redemption at 100 Percent of Maximum [Member] | Potential PIPE Financing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	15,000,000	[2]
Redemption at 100 Percent of Maximum [Member] | Share Repurchase from Sponsor [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ (2,500,000)	[2]
Redemption at 100 Percent of Maximum [Member] | Non-Redeemable Ordinary Shares [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	2,000,900	[2]
Redemption at 100 Percent of Maximum [Member] | Ordinary Shares Subject to Possible Redemption [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering		[2]
Redemption at 100 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Conversion From Public Rights [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	766,667	[2]
Redemption at 100 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Conversion From Private Placement Rights [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	22,989	[2]
Redemption at 100 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon A Potential PIPE Financing [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	1,500,000	[2]
Redemption at 100 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Exercise of Cconversion Rights Attached to A Potential PIPE Financing [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	166,666	[2]
Redemption at 100 Percent of Maximum [Member] | Adjustment for Cancellation of Shares Repurchased from Sponsor [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	(250,000)	[2]
Redemption at 25 Percent of Maximum [Member]
De Spac Net Tangible Book Value Per Share Line Items
De-Spac Net Tangible Book Value Per Share | $ / shares	$ 10.00	[3]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	(0.52)	[3]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	4.25	[3]
Difference Between The Offering Price And The Adjusted Net Tangible Book Value Per Share | $ / shares	$ 5.75	[3]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ 23,144,998	[3]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 13,815,809	[3]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	3,240,282	[3]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	5,446,604	[3]
Redemption at 25 Percent of Maximum [Member] | Beginning Net Tangible Book Value [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ (1,670,811)	[3]
Redemption at 25 Percent of Maximum [Member] | Estimated Transaction Expenses [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	(1,500,000)	[3]
Redemption at 25 Percent of Maximum [Member] | Potential PIPE Financing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	15,000,000	[3]
Redemption at 25 Percent of Maximum [Member] | Share Repurchase from Sponsor [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ (2,500,000)	[3]
Redemption at 25 Percent of Maximum [Member] | Non-Redeemable Ordinary Shares [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	2,000,900	[3]
Redemption at 25 Percent of Maximum [Member] | Ordinary Shares Subject to Possible Redemption [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	1,239,382	[3]
Redemption at 25 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Conversion From Public Rights [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	766,667	[3]
Redemption at 25 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Conversion From Private Placement Rights [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	22,989	[3]
Redemption at 25 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon A Potential PIPE Financing [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	1,500,000	[3]
Redemption at 25 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Exercise of Cconversion Rights Attached to A Potential PIPE Financing [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	166,666	[3]
Redemption at 25 Percent of Maximum [Member] | Adjustment for Cancellation of Shares Repurchased from Sponsor [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	(250,000)	[3]
Redemption at 50 Percent of Maximum [Member]
De Spac Net Tangible Book Value Per Share Line Items
De-Spac Net Tangible Book Value Per Share | $ / shares	$ 10.00	[4]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	(0.59)	[4]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	3.68	[4]
Difference Between The Offering Price And The Adjusted Net Tangible Book Value Per Share | $ / shares	$ 6.32	[4]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ 18,539,728	[4]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 9,210,539	[4]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	2,827,155	[4]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	5,033,477	[4]
Redemption at 50 Percent of Maximum [Member] | Beginning Net Tangible Book Value [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ (1,670,811)	[4]
Redemption at 50 Percent of Maximum [Member] | Estimated Transaction Expenses [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	(1,500,000)	[4]
Redemption at 50 Percent of Maximum [Member] | Potential PIPE Financing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	15,000,000	[4]
Redemption at 50 Percent of Maximum [Member] | Share Repurchase from Sponsor [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ (2,500,000)	[4]
Redemption at 50 Percent of Maximum [Member] | Non-Redeemable Ordinary Shares [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	2,000,900	[4]
Redemption at 50 Percent of Maximum [Member] | Ordinary Shares Subject to Possible Redemption [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	826,255	[4]
Redemption at 50 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Conversion From Public Rights [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	766,667	[4]
Redemption at 50 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Conversion From Private Placement Rights [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	22,989	[4]
Redemption at 50 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon A Potential PIPE Financing [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	1,500,000	[4]
Redemption at 50 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Exercise of Cconversion Rights Attached to A Potential PIPE Financing [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	166,666	[4]
Redemption at 50 Percent of Maximum [Member] | Adjustment for Cancellation of Shares Repurchased from Sponsor [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	(250,000)	[4]
Redemption at 75 Percent of Maximum [Member]
De Spac Net Tangible Book Value Per Share Line Items
De-Spac Net Tangible Book Value Per Share | $ / shares	$ 10.00	[5]
De-SPAC, Net Tangible Book Value, Amount of Dilution Per Share | $ / shares	(0.69)	[5]
De-SPAC, Net Tangible Book Value, Adjusted, Per Share | $ / shares	3.02	[5]
Difference Between The Offering Price And The Adjusted Net Tangible Book Value Per Share | $ / shares	$ 6.98	[5]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ 13,934,459	[5]
De-SPAC, Net Tangible Book Value, Adjusted | $	$ 4,605,270	[5]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	2,414,027	[5]
De-SPAC, Number of Shares Used to Determine Net Tangible Book Value, Adjusted	4,620,349	[5]
Redemption at 75 Percent of Maximum [Member] | Beginning Net Tangible Book Value [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ (1,670,811)	[5]
Redemption at 75 Percent of Maximum [Member] | Estimated Transaction Expenses [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	(1,500,000)	[5]
Redemption at 75 Percent of Maximum [Member] | Potential PIPE Financing [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	15,000,000	[5]
Redemption at 75 Percent of Maximum [Member] | Share Repurchase from Sponsor [Member]
De Spac Net Tangible Book Value Line Items
De-SPAC, Net Tangible Book Value | $	$ (2,500,000)	[5]
Redemption at 75 Percent of Maximum [Member] | Non-Redeemable Ordinary Shares [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	2,000,900	[5]
Redemption at 75 Percent of Maximum [Member] | Ordinary Shares Subject to Possible Redemption [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Offering	413,127	[5]
Redemption at 75 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Conversion From Public Rights [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	766,667	[5]
Redemption at 75 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Conversion From Private Placement Rights [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	22,989	[5]
Redemption at 75 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon A Potential PIPE Financing [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	1,500,000	[5]
Redemption at 75 Percent of Maximum [Member] | Adjustment for Ordinary Shares Issuable Upon Exercise of Cconversion Rights Attached to A Potential PIPE Financing [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	166,666	[5]
Redemption at 75 Percent of Maximum [Member] | Adjustment for Cancellation of Shares Repurchased from Sponsor [Member]
De Spac Number Of Shares Used Line Items
De-SPAC, Number of Shares Used, Adjustment	(250,000)	[5]

[1]	Under No Redemption Scenario, assumes outstanding Common Stock and Rights at June 30, 2026 and redemptions of zero additional DTCS Ordinary Shares.
[2]	Same as (1), but with a 100% redemption of the 1,652,509 shares of DTCS Common Stock for aggregate redemption payments of $18.3 million using a per-share redemption price of $11.05. Rights obtained by purchasers of DTCS Common Stock remain outstanding regardless of redemption.
[3]	Same as (1), but with a 25% redemption of the 1,652,509 shares of DTCS Common Stock (406,377 shares redeemed), for aggregate redemption payments of $4.5 million using a per-share redemption price of $11.05. Rights obtained by purchasers of DTCS Common Stock remain outstanding regardless of redemption.
[4]	Same as (1), but with a 50% redemption of the 1,652,509 shares of DTCS Common Stock (826,255 shares redeemed), for aggregate redemption payments of $9 million using a per-share redemption price of $11.05. Rights obtained by purchasers of DTCS Common Stock remain outstanding regardless of redemption.
[5]	Same as (1), but with a 75% redemption of the 1,652,509 shares of DTCS Common Stock (1,236,381 shares redeemed), for aggregate redemption payments of $13.7 million using a per-share redemption price of $11.05. Rights obtained by purchasers of DTCS Common Stock remain outstanding regardless of redemption.